Information on geographical areas - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of income taxes [line items]
Effective tax rate	27.10%	28.10%	27.50%
Weighted average statutory tax rate	25.00%	24.00%	22.70%
Expenses not deductible for tax purposes	€ 476.0	€ 424.0	€ 398.0
Income taxes paid (refund)	(2,366.0)	(2,754.0)	(2,700.0)
Russia
Disclosure of income taxes [line items]
Income taxes paid (refund)	(35.0)	(21.0)	(20.0)
Pro Forma
Disclosure of income taxes [line items]
Current tax expense (income), related to Pillar Two income taxes	5.8	9.5
Forecast | Russia
Disclosure of income taxes [line items]
Losses on disposals of investments	800.0
Ireland | Pro Forma
Disclosure of income taxes [line items]
Current tax expense (income), related to Pillar Two income taxes	€ 2.2	2.1
Ireland | Maximum
Disclosure of income taxes [line items]
Effective tax rate	15.00%
Bulgaria | Pro Forma
Disclosure of income taxes [line items]
Current tax expense (income), related to Pillar Two income taxes	€ 0.3	0.6
Bulgaria | Maximum
Disclosure of income taxes [line items]
Effective tax rate	15.00%
Switzerland | Pro Forma
Disclosure of income taxes [line items]
Current tax expense (income), related to Pillar Two income taxes	€ 0.3	€ 0.3
Switzerland | Maximum
Disclosure of income taxes [line items]
Effective tax rate	15.00%
Spain
Disclosure of income taxes [line items]
Income taxes paid (refund)			€ 43.0
Netherlands
Disclosure of income taxes [line items]
Effective tax rate	29.00%	37.00%	32.00%
Weighted average statutory tax rate			25.80%
Netherlands | Dutch bank tax
Disclosure of income taxes [line items]
Expenses not deductible for tax purposes	€ 256.0	€ 246.0	€ 189.0